Inventory (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Inventory [Line Items]
Raw materials	$ 539,704	$ 569,103
Finished products	533,831	580,689
Work in process	173,943	189,510
Subtotal	1,247,478	1,339,302
Inventory reserve	(150,430)	0
Total	$ 1,097,048	$ 1,339,302